Quarterly Financial Data (Unaudited) - Narrative (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended					12 Months Ended	3 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Dec. 31, 2013	Jun. 30, 2013
Quarterly Financial Information Disclosure [Abstract]
Pro forma number of shares used to calculate diluted EPS if the Company had generated net income	48.5	48.4	48.0	47.7	47.9
Quantifying Misstatement in Current Year Financial Statements [Line Items]
Out of period adjustment						$ 4
Income tax benefit (expense) related to 2012, 2011, and prior periods
Quantifying Misstatement in Current Year Financial Statements [Line Items]
Out of period adjustment				(2)			$ 3